Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Accounts Receivable

December 31 (millions of dollars)	2016	2015
Accounts receivable – billed	427	374
Accounts receivable – unbilled	441	459

Accounts receivable, gross	868	833
Allowance for doubtful accounts	(35)	(61)

Accounts receivable, net	833	772

Schedule of Allowance for Doubtful Accounts

The following table shows the movements in the allowance for doubtful accounts for the years ended December 31, 2016 and 2015:

Year ended December 31 (millions of dollars)	2016	2015
Allowance for doubtful accounts – January 1	(61)	(66)
Write-offs	37	37
Additions to allowance for doubtful accounts	(11)	(32)

Allowance for doubtful accounts – December 31	(35)	(61)